Consolidated Statements of Cash Flows - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net income	¥ 135,351,411	¥ 65,207,464	¥ 114,852,526
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	238,084,863	(298,467,893)	77,348,480
Depreciation and amortization	2,244,279	3,821,788	6,047,226
Share-based compensation expenses	5,774,266	18,766,367	62,073,367
Net losses on disposal of property and equipment	30,742	328,262	2,868
Foreign exchange losses/(gains)	(7,355,135)	(786,080)	5,345,004
Deferred tax benefit	(133,913,450)	(190,009,905)	(94,389,779)
Net losses on sale of loans	44,554,948	479,584,775	50,606,487
Profit and loss arising from fair value changes	362,855	(1,101,669)	(56,773)
Loans held-for-sale:
Originations and purchases	(585,434,771)	(453,880,066)	(152,062,194)
Proceeds from sales and paydowns of loans originally classified as held-for-sale	1,549,993,492	1,006,876,340	637,716,580
Changes in operating assets and liabilities:
Deposits	11,860,799	(42,902,327)	19,461,259
Guarantee deposits	(168,790,845)	(74,680,000)
Credit risk mitigation position	6,203,644	138,720,288	281,027,037
Other operating assets	(167,193,614)	(30,875,632)	(28,446,434)
Other operating liabilities	(12,520,372)	69,090,594	140,051,328
Net cash provided by operating activities	919,253,112	689,692,306	1,119,576,982
Cash flows from investing activities:
Loans originated, net of principal collected	(2,556,903,189)	(2,839,526,077)	(89,215,328)
Proceeds from sales of investment securities	9,002,171,357	8,956,466,358	7,187,477,436
Proceeds from disposal of non-marketable equity securities		10,000,000
Proceeds from disposal of subsidiaries	50,000,000
Proceeds from disposal of property and equipment and intangible assets	319,539	550,673	2,159,345
Proceeds from sales of loans	1,088,433,960	1,022,025,709	378,308,227
Purchases of investment securities	(8,567,330,149)	(9,496,275,212)	(6,951,457,436)
Purchases of non-marketable equity securities	(25,000,000)
Purchases of property, equipment and intangible assets	(89,889,341)	(3,805,766)	(3,221,401)
Net cash provided by/(used in) investing activities	(1,098,197,823)	(2,350,564,315)	524,050,843
Cash flows from financing activities:
Proceeds from interest-bearing borrowings	6,082,283,165	7,068,023,900	6,014,983,918
Proceeds from contributions from non-controlling shareholders	50,750,000
Repurchase of ordinary shares	(87,631,475)
Repayment of interest-bearing borrowings	(6,333,557,940)	(5,135,443,638)	(7,382,122,623)
Net cash (used in)/provided by financing activities	(288,156,250)	1,932,580,262	(1,367,138,705)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(467,100,961)	271,708,253	276,489,120
Cash, cash equivalents and restricted cash at the beginning of year	2,231,437,361	1,960,922,758	1,705,356,424
Effect of exchange rate change on cash, cash equivalents and restricted cash	7,847,745	(1,193,650)	(20,922,786)
Cash, cash equivalents and restricted cash at the end of year	1,772,184,145	2,231,437,361	1,960,922,758
Supplemental disclosures of cash flow information:
Income taxes paid	139,205,940	153,494,369	46,378,568
Interest expense paid	¥ 792,794,985	¥ 832,735,000	¥ 728,846,965